Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other current liabilities

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Derivative financial instruments [1]	109.4	59.4
Accrued interest expense	19.5	19.3
Accrued expenses	65.6	79.2
Employee withheld taxes, social security and vacation payment	53.4	46.3
Short term portion of deferred revenues	19.9	19.2
Total other current liabilities	267.8	223.4

(1)	Derivative financial instruments consist of unrealized losses on interest rate swaps, cross currency swaps and foreign exchange rate forwards. Additional disclosure has been provided in Note 24.